UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                     as of November 30, 2018 (Unaudited)

DWS ESG Liquidity Fund

(formerly DWS Variable NAV Money Fund)

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes* 10.0%
Bank of Montreal, 1-month LIBOR plus 0.250%, 2.564% , 1/11/2019	1,500,000	1,500,434
Bank of Nova Scotia, Federal Fund Effective Rate plus 0.430%, 2.67% , 5/16/2019	1,200,000	1,199,729
BNP Paribas SA, 1-month LIBOR plus 0.290%, 2.606% , 5/7/2019	3,800,000	3,799,999
Cooperatieve Rabobank UA:
1-month LIBOR plus 0.270%, 2.584% , 2/11/2019	5,000,000	5,002,012
1-month LIBOR plus 0.300%, 2.645% , 7/30/2019	5,000,000	4,999,672
Natixis, 3-month LIBOR plus 0.18%, 2.847% , 6/6/2019	5,000,000	4,999,913
State Street Bank And Trust Co., 1-month LIBOR plus 0.250%, 2.565% , 4/22/2019	3,000,000	3,000,395
Svenska Handelsbanken AB:
1-month LIBOR plus 0.180%, 2.496% , 5/7/2019	3,500,000	3,499,117
3-month LIBOR plus 0.100%, 2.836% , 6/4/2019	4,000,000	3,999,406
Toronto-Dominion Bank, 3-month LIBOR plus 0.110%, 2.535% , 7/12/2019	2,500,000	2,498,775
Westpac Banking Corp., Federal Funds Effective Rate plus 0.500%, 2.7% , 2/22/2019	1,500,000	1,500,490
Total Certificates of Deposit and Bank Notes (Cost $36,000,027)		35,999,942
Commercial Paper 52.3%
Issued at Discount ** 39.5%
ANZ New Zealand International Ltd., 144A, 2.535%, 3/8/2019	1,900,000	1,886,397
Australia & New Zealand Banking Group Ltd., 144A, 2.758%, 4/16/2019	2,300,000	2,276,217
Barclays Bank PLC, 144A, 2.525%, 1/15/2019	3,500,000	3,489,264
Barton Capital SA, 144A, 2.281%, 12/5/2018	15,000,000	14,998,132
BPCE SA, 144A, 2.829%, 4/15/2019	1,400,000	1,385,606
Caisse des Depots et Consignations, 144A, 2.469%, 2/7/2019	5,000,000	4,978,101
Coca-Cola Co., 144A, 2.251%, 12/17/2018	3,450,000	3,446,918
Cooperatieve Rabobank UA, 2.484%, 3/22/2019	3,255,000	3,229,346
CPPIB Capital, Inc., 144A, 2.332%, 1/7/2019	3,250,000	3,242,562
DCAT LLC, 2.383%, 12/5/2018	2,000,000	1,999,748
DNB Bank ASA, 144A, 3.042%, 7/12/2019	2,200,000	2,161,455
European Investment Bank, 2.373%, 1/7/2019	10,000,000	9,977,960
Fairway Finance Corp., 144A, 2.748%, 3/18/2019	5,000,000	4,959,692
HSBC Bank PLC, 144A, 2.839%, 4/16/2019	1,100,000	1,088,884
International Business Machines Corp., 144A, 2.362%, 12/17/2018	5,000,000	4,995,572
KFW, 144A, 2.611%, 4/3/2019	5,000,000	4,958,978
Liberty Street Funding LLC:
144A, 2.454%, 1/2/2019	5,500,000	5,488,972
144A, 2.778%, 3/1/2019	4,200,000	4,171,951
Matchpoint Finance PLC, 144A, 2.454%, 1/3/2019	5,500,000	5,488,202
National Australia Bank Ltd., 2.879%, 4/1/2019	6,550,000	6,491,520
NRW Bank, 144A, 2.727%, 2/12/2019	5,750,000	5,719,903
Ontario Teachers Finance Trust, 144A, 2.575%, 3/29/2019	2,000,000	1,982,806
Prudential Financial, Inc., 144A, 2.383%, 12/5/2018	15,000,000	14,997,907
PSP Capital, Inc., 144A, 2.606%, 3/25/2019	5,000,000	4,959,276
Skandinaviska Enskilida Banken AB, 144A, 2.484%, 2/15/2019	2,100,000	2,088,720
Starbird Funding Corp., 144A, 2.94%, 5/13/2019	4,875,000	4,811,927
Swedbank AB, 2.717%, 2/25/2019	2,805,000	2,788,147
Toronto Dominion Bank, 144A, 2.92%, 5/2/2019	3,100,000	3,063,988
Total Capital Canada Ltd., 144A, 2.636%, 2/1/2019	7,500,000	7,469,162
Versailles Commercial Paper LLC, 144A, 2.413%, 1/7/2019	3,500,000	3,491,667
		142,088,980
Issued at Par * 12.8%
ASB Finance Ltd., 144A, 3-month LIBOR plus 0.150%, 2.765%, 5/10/2019	2,500,000	2,500,422
Australia & New Zealand Banking Group Ltd., 144A, 3-month LIBOR plus 0.090%, 2.407%, 6/7/2019	4,500,000	4,499,544
Bedford Row Funding Corp.:
144A, 3-month LIBOR plus 0.140%, 2.461%, 6/3/2019	4,500,000	4,499,550
144A, 1-month LIBOR plus 0.160%, 2.467%, 4/2/2019	3,970,000	3,969,664
Collateralized Commercial Paper II Co., LLC:
144A, 1-month LIBOR plus 0.160%, 2.475%, 2/22/2019	4,000,000	4,000,195
144A, 1-month LIBOR plus 0.250%, 2.566%, 1/7/2019	5,000,000	5,000,746
HSBC Bank PLC, 144A, 1-month LIBOR plus 0.290%, 2.608%, 2/12/2019	1,000,000	1,000,442
ING U.S. Funding LLC:
1-month LIBOR plus 0.270%, 2.588%, 2/6/2019	4,500,000	4,501,785
1-month LIBOR plus 0.300%, 2.615%, 7/26/2019	5,000,000	5,000,667
Lloyds Bank PLC, 1-month LIBOR plus 0.250%, 2.566%, 12/7/2018	2,500,000	2,500,092
Toronto-Dominion Bank, 144A, 3-month LIBOR plus 0.270%, 2.644%, 3/26/2019	5,000,000	5,002,907
Westpac Banking Corp.:
144A, 1-month LIBOR plus 0.230%, 2.544%, 1/4/2019	1,250,000	1,250,285
144A, 3-month LIBOR plus 0.070%, 2.629%, 8/2/2019	2,500,000	2,498,822
		46,225,121
Total Commercial Paper (Cost $188,283,611)		188,314,101
Variable Rate Demand Notes*** 8.9%
Mississippi, State Development Bank Special Obligation, Series B, 2.29% , 12/7/2018, LOC: Bank of America NA	11,060,000	11,060,000
New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 2.2% , 11/30/2018, LOC: Landesbank Hessen-Thuringen	6,500,000	6,500,000
New York, State Housing Finance Agency, 505 West 37 LLC, Series B, 2.2% , 11/30/2018, LOC: Landesbank Hessen-Thuringen	7,090,000	7,090,000
Texas, Taxable Muniocipal Funding Trust, Public Finance Authority, Series 2018-001, 2.37% , 12/7/2018, LOC: Barclays Bank PLC	5,480,000	5,480,000
Valdosta-Lowndes County, GA, Industrial Development Authority, Martin's Famous Pastry Shoppe, Inc., Series B, 2.31% , 12/7/2018, LOC: Wells Fargo Bank NA	2,025,000	2,025,000
Total Municipal Bonds and Notes (Cost $32,155,000)		32,155,000
Government & Agency Obligations 3.6%
U.S. Treasury Obligations
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.070%, 2.454% *, 4/30/2019	10,000,000	10,005,519
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 2.524% *, 1/31/2019	3,000,000	3,001,098
Total Government & Agency Obligations (Cost $13,006,947)		13,006,617
Corporate Bonds 3.2%
Canadian Imperial Bank of Commerce, 2.544% *, 6/13/2019	6,000,000	6,002,166
Nordea Bank AB, 2.715% *, 10/18/2019	4,000,000	4,004,479
Svenska Handelsbanken AB, 2.5%, 1/25/2019	1,500,000	1,498,665
Total Corporate Bonds (Cost $11,507,000)		11,505,310
Repurchase Agreements 21.9%
BNP Paribas, 2.28%, dated 11/30/2018, to be repurchased at $56,010,640 on 12/3/2018 (a)	56,000,000	56,000,000
HSBC Securities, Inc., 2.27%, dated 11/30/2018, to be repurchased at $23,004,531 on 12/3/2018 (b)	23,000,000	23,000,000
Total Repurchase Agreements (Cost $79,000,000)		79,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $359,952,585)	99.9	359,980,970
Other Assets and Liabilities, Net	0.1	408,812
Net Assets	100.0	360,389,782

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate security. These securities are shown at their current rate as of November 30, 2018.
**	Current yield; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2018. Date shown reflects the earlier of demand date or stated maturity date.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
48,191,800	U.S. Treasury Floating Rate Note	2.389	1/31/2020	48,299,487
8,537,600	U.S. Treasury Note	2.875	11/30/2025	8,497,217
449,334	U.S. Treasury STRIPS	Zero Coupon	8/15/2028-5/15/2029	323,296
Total Collateral Value				57,120,000

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
9,773,200	U.S. Treasury Bond	2.75	11/15/2023	9,730,887
23,352,480	U.S. Treasury STRIPS	Zero Coupon	2/15/2030-5/15/2047	13,729,113
Total Collateral Value				23,460,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
LOC: Letter of Credit
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$280,980,970	$—	$280,980,970
Repurchase Agreement	—	79,000,000	—	79,000,000
Total	$—	$359,980,970	$—	$359,980,970

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS ESG Liqudity Fund, a series of Investors Cash Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	January 22, 2019